As filed with the Securities and Exchange Commission on October 21, 2015

Securities Act Registration No. 333-[     ]

Investment Company Act Reg. No. 811-23106

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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___ ☐

Post-Effective Amendment No. ___ ☐

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. ___ ☐

(Check appropriate box or boxes.)

___________________________________

OWLshares Trust

(Exact Name of Registrant as Specified in Charter)

312 Arizona Avenue

Santa Monica, CA 90401

(Address of Principal Executive Offices)

(949) 396-6917

(Registrant’s Telephone Number)

OWLshares Trust

c/o Allstate Corporate Services Corp.

1679 S. Dupont Highway, Suite 100

Dover, Delaware 19901

(Name and Address of Agent for Service)

with a copy to:

Robert Cromwell, Esq.

Paul Marino, Esq.

Marino Partners LLP

15 Fisher Lane

White Plains, NY 10603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS DATED OCTOBER 21, 2015

___________, 2015

OWLshares® Trust

[LOGO]

Prospectus

OWLshares PERA Index Fund (NASDAQ®: PERA)

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN THE FUND ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. SHARES IN THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

FUND SUMMARY

Investment Objective

The OWLshares PERA Index Fund (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the NMMacro PERA Index (the “PERA Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which commissions are not reflected in the table set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.xx%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.___%
Total Annual Fund Operating Expenses[1]	0.___%

(1) Expenses are based on estimated amounts for the current fiscal year. The management fee is structured as a “unified fee”, out of which the Fund’s investment adviser pays all expenses of the Fund, except for the investment adviser’s fee; payments under any 12b-1 plan; brokerage expenses; taxes; interest; litigation expenses; acquired fund fees and expenses; and other extraordinary expenses of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. The example also assumes that your investments has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ __ ]	$[ __ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the PERA Index through investments in common equity securities traded on U.S. exchanges of companies included in the PERA Index.

The PERA Index tracks the performance of U.S. publicly traded companies chosen to represent the performance of the private equity, oil and gas, and real estate markets in the United States. The PERA Index is comprised of 50% capitalization-weighted business development companies (“BDCs”), 20% capitalization-weighted master limited partnerships (“MLPs”) and 30% capitalization weighted real estate investment trusts (“REITs”), all of which (i) are U.S. domiciled, (ii) are listed on the NYSE Arca, Inc. (“NYSE Arca”) or The NASDAQ Stock Market® (“NASDAQ®”) and (iii) meet certain additional criteria. The additional criteria focus on dividend consistency, liquidity and market capitalization. The goal of the PERA Index is to simulate a high-quality illiquid alternatives allocation, but with a liquid portfolio.

The PERA Index definition of BDC is an exchange-traded company that has elected to be regulated as a BDC under the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs are publicly traded private equity firms that make equity and debt investments in privately-held companies or thinly traded U.S. public companies and make managerial assistance available to portfolio companies.

The PERA Index definition of MLP is an exchange-traded limited partnership with partnership tax treatment. The vast majority of MLPs have operations in the oil and gas industries.

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The PERA Index definition of REIT is an exchange-traded real estate investment trust. Generally, REITs are companies that own and most often actively manage income-generating commercial real estate. Some REITs make or invest in loans and other obligations that are secured by real estate collateral.

The investment adviser to the Fund, New Millennium Macro LLC d/b/a OWLshares Advisors (the “Adviser”), intends to replicate the constituent securities of the PERA Index as closely as possible using U.S. exchange-traded common stocks. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Adviser may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the PERA Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the PERA Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the PERA Index is concentrated. Based on its current composition, the PERA Index (and therefore the Fund) generally will be concentrated in the financial services sector, is likely to be concentrated in the energy infrastructure sector, and may become concentrated in the real estate sector.. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Investment Risks

Investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Individual Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Correlation Between PERA Index Performance and Performance of Private Equity, Oil and Gas and Real Estate Markets. While the PERA Index aims to represent, by tracking the performance of publicly traded companies, a measure of the performance of the private equity, oil and gas, and real estate markets in the United States, there can be no assurance that the performance of the publicly traded equities in the PERA Index in fact will correlate with the performance of these markets.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security were removed from the PERA Index.

Market Price Variance. As an ETF, the Fund’s Shares generally trade in the secondary market on NASDAQ (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Between Fund Performance and Index Performance. The Fund’s return may not match the return of the PERA Index. The Fund incurs a number of operating expenses that are not reflected in the PERA Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the PERA Index. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser, preventing the Fund from tracking the PERA Index. In addition, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per Share value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”), which could result in the market prices for Shares deviating from NAV.

Market Liquidity for Fund Shares. As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. On the other hand, active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the PERA Index, as well as generate capital gains taxes.

Non-Diversification. The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

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Financial Services Sector Concentration. Because the PERA Index is comprised of 50% capitalization-weighted BDCs, and BDCs generally are part of the financial services sector, the Fund generally will be concentrated in the financial services sector. As such, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Recent developments in the credit markets may cause companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

Energy Infrastructure Company Concentration. Because the PERA Index is comprised of 30% capitalization-weighted MLPs, and MLPs primarily are energy infrastructure companies, the Fund is likely to be concentrated in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, the following:

• Reduction in the volume of natural gas or other energy commodities that require transporting, processing or storing

• New construction risks and acquisition risk, which can limit growth potential

• A sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes

• Changes in the regulatory environment

• Extreme weather

• Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities

• Threats of attack by terrorists

Real Estate Investment Risk and Possible Concentration. Because the PERA Index is comprised of 20% capitalization-weighted REITs, the Fund is likely to be concentrated in the real estate sector. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

Risk of Investing in BDCs. BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While the BDCs that comprise the PERA Index are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund. A BDC’s incentive fee may be very high, vary from year to year and be payable even if the value of the BDC’s portfolio declines in a given time period. Incentive fees may create an incentive for a BDC’s manager to make investments that are risky or more speculative than would be the case in the absence of such compensation arrangements, and may also encourage the BDC’s manager to use financial leverage to increase the return on the BDC’s investments. The use of financial leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive.

The 1940 Act imposes certain constraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of U.S. private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies in which a BDC may invest. With respect to investments in debt instruments, there is a risk that the issuers of such instruments may default on their payments or declare bankruptcy.

Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. These investments are commonly referred to as “junk bonds” and have predominantly speculative characteristics with respect to an issuer’s capacity to make payments of interest and principal. Although lower grade securities are potentially higher yielding, they are also characterized by high risk. In addition, the secondary market for lower grade securities may be less liquid than that of higher rated securities.

Certain BDCs may also be difficult to value since many of the assets of BDCs do not have readily ascertainable market values. Therefore, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies, which may potentially result in material differences between a BDC’s net asset value per share and its market value.

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Additionally, a BDC may only incur indebtedness in amounts such that the BDC’s asset coverage ratio of total assets to total senior securities equals at least 200% after such incurrence. These limitations on asset mix and leverage may affect the way that the BDC raises capital. BDCs compete with other entities for the types of investments they make, and such entities are not necessarily subject to the same investment constraints as BDCs.

To qualify and remain eligible for the special tax treatment accorded to regulated investment companies and their shareholders under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the BDCs in which the Fund invests must meet certain source-of-income, asset diversification and annual distribution requirements. If a BDC in which the Fund invests fails to qualify as a regulated investment company, such BDC would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by a BDC could substantially reduce the BDC’s net assets and the amount of income available for distribution to the Fund, which would in turn decrease the total return of the Fund in respect of such investment.

Risk of Investing in MLPs. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower income.

INTEREST RATE RISK. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. The risk of rising interest rates may be greater currently than would normally be the case due to the current period of historically low rates and anticipated changes in government fiscal policy initiatives. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates. The Fund’s investments in MLPs and BDCs are subject to interest rate risk in a similar manner as the investments in REITs.

RISK OF INVESTING IN REITS. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”) and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

RETAIL REIT RISK. Retail REITs are real estate investment trusts that own and operate properties available for lease to retail companies. In addition to the risks related to REITs generally, retail REITs are especially sensitive to local and national economic cycles. During times of economic down cycles, retail REITs are subject to decreases in demand for retail rental properties, defaults by tenants and declines in rental market rates. Retail REITs are also negatively impacted by retail company bankruptcies and restructurings, including store closings, and changes in consumer discretionary spending.

SMALLER COMPANIES RISK. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

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NEW ADVISER RISK. The Adviser is a new business, and the principals do not have prior experience managing ETFs, which may limit the Adviser’s effectiveness.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser. The investment adviser for the Fund is New Millennium Macro, LLC d/b/a OWLshares Advisors.

Sub-Adviser. The sub-adviser for the Fund is __________________________.

Portfolio Manager. The professionals who will be primarily responsible for the day-to-day management of the Fund’s portfolio from the time it commences investment operations are as follows:

•	_____________________.
•	____________________.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in creation units consisting of 25,000 Shares (“Creation Units”). The Fund’s Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements with the Fund’s principal underwriter (“Authorized Participants”). Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (i.e., at a premium) or less than NAV (i.e., at a discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING
THE FUND’S INVESTMENT STRATEGIES AND RISKS

This section contains additional detail on the Fund’s investment strategies and the related risks that you would face as a shareholder of the Fund.

Additional Information Regarding the Investment Objective

The investment objective of the Fund is set forth above in the “Fund Summary” section of this Prospectus. The investment objective is considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval subject to 60 days’ advance written notice.

Investment Strategies

Additional Information Regarding the PERA Index. The PERA Index was created by and is sponsored by the Adviser.

The PERA Index is reconstituted and rebalanced quarterly (such quarterly reconstitution and rebalancing, a “Quarterly Rebalancing”). Indxx, LLC, an unaffiliated third-party entity, acts as the calculation agent for the Index (the “Index Calculation Agent”). Except in certain circumstances described below, the Adviser will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the PERA Index, whether occurring as a result of the Quarterly Rebalancing, or as a result of corporate actions or changes to the Index methodology in between Quarterly Rebalancings. The Adviser may at times cause the Fund to purchase or sell portfolio securities in advance of the implementation date of publicly announced adjustments to the weighting or composition of the constituent securities of the PERA Index. The Adviser will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Adviser intends to cause the Fund’s portfolio to replicate the constituent securities of the PERA Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Adviser may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the PERA Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the PERA Index, the Adviser will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Adviser, the Fund may remain invested in securities that were deleted from the PERA Index until the next Quarterly Rebalancing of the Fund.

Index Criteria. Following are the criteria (the “Index Criteria”) for the PERA Index:

•	Three Business Models. On a market capitalization weighted basis, 50% of the index is comprised of BDCs, 20% is comprised of MLPs and 30% is comprised of REITs. (Each of BDCs, MLPs and REITS a “Business Model”.)
•	Domicile and Exchange. The company is domiciled in the United States and the Company’s equity shares are listed for trading on NYSE Arca or NASDAQ;
•	Dividend Consistency. The company has paid a dividend or distribution in the previous two quarters and has maintained or grown its dividend or distribution for at least one of the previous two quarters.
•	Market Liquidity. The company’s equity securities have average daily trading volume for each of the previous six full months of at least $3,000,000. If this results in less than 25 eligible companies for a Business Model, the average daily trading volume requirement for that Business Model would be reduced to $1,000,000.
•	Top 25 by Market Cap. Within each Business Model, the top 25 companies by market capitalization that satisfy the Index Criteria (or such lesser number of companies as satisfy the Index Criteria) serve as the constituents of the PERA Index.
•	Weighting Criteria. Companies are market capitalization weighted within each Business Model. To enter or remain in the Index, a Company must have a large enough market capitalization to be weighted at least 1.0% in the full Index. Weight rebalancing takes place quarterly as set forth below.
•	Additional Criteria. The Index Calculation Agent is authorized to exclude, adjust or postpone the inclusion of a security in the PERA Index on the basis of issues with corporate governance, accounting policies, lack of transparency and lack of representation.

Quarterly Index Reconstitution and Rebalancing. Quarterly Rebalancing of the PERA Index occurs after market close on the first Monday of each January, April, July, and October, and is effective at the open of the next trading day, unless the first Monday of January, April, July or October falls on the first trading day of the month, in which case Quarterly

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Rebalancing occurs after market close on the following Monday. In the event that either or both of the NYSE and the NASDAQ is closed on the first Monday of January, April, July, or October, the Quarterly Rebalancing will take place after market close on the following Monday. The Index Calculation Agent compiles and analyzes data relating to constituent eligibility, additions, and deletions as of 4:00 pm Eastern time on the third Friday of March, June, September, and December. The Index Calculation Agent then calculates each constituent’s percentage weight in the Index according to its proportion of the total market capitalization of all constituents within each respective Business Model, and the new weights are assigned after market close on the Quarterly Rebalancing date. Since Index weights are assigned based on prices on the third Friday of March, June, September, and December, the weight of each constituent on the Quarterly Rebalancing date may differ from its target weight due to market movements.

Other Index Adjustments. The Index Calculation Agent adjusts the PERA Index to reflect corporate actions such as dividends, distributions, stock splits, spin-offs, rights offerings, mergers and acquisitions as these actions take effect.

Concentration The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the PERA Index is concentrated. Based on its current composition, the PERA Index (and therefore the Fund) generally will be concentrated in the financial services sector, is likely to be concentrated in the energy infrastructure sector, and may become concentrated in the real estate sector. Subsequent reconstitutions of the Underlying Index, or market movements taking place between reconstitutions, could result in the Fund concentrating in one or more other industries, and could result in the Fund no longer concentrating in the sectors referred to above.

Additional Information Regarding Investment Risks

Many factors affect the value of an investment in the Fund. The Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance Because the Shares of the Fund are exchange traded, there may be times when the market price and the NAV vary significantly. However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called Creation Units directly from the Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Securities The price of one or more of the securities in the Fund’s portfolio may fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Liquidity for Fund Shares Trading of Shares of the Fund on the Exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally. If the Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Non-Diversification The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of the Fund and result in non-correlation with the PERA Index.

ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by the Fund that are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies.

Loans of Portfolio Securities The Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. The loan must be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned, and the Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of the Fund’s portfolio securities.

Cash and Cash Equivalents. The Fund may hold money market instruments or U.S. government securities and/or shares of other investment companies that invest in the foregoing instruments for various reasons including to accumulate cash for anticipated purchases of portfolio securities to the extent not effected through in-kind purchases and redemptions of Creation Units and to provide for the Fund’s operating expenses. Money market instruments are short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities.

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More information about the Fund’s investment strategies is presented in the Fund’s Statement of Additional Information (“SAI”), which is available from the Fund upon request or at the Fund’s website, http://www.owlshares.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the Fund’s SAI. All holdings of the Fund are posted on a daily basis to the Trust’s website at http://www.owlshares.com.

FUND ORGANIZATION

The Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, sub-adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUND

The Investment Adviser

The Fund’s investment adviser is New Millennium Macro LLC d/b/a OWLshares Advisors (the “Adviser”). The Adviser provides its services to the Fund pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Adviser was formed in February 2010, and its principal offices are at 312 Arizona Avenue, Santa Monica, CA 90401. The Adviser has served as the investment adviser of the Fund since inception of the Fund’s operations. Pursuant to the Advisory Agreement, the Adviser has overall responsibility for the management and investment of the Fund’s securities portfolio. For the services provided to the Fund, the Adviser is entitled to receive an annual fee equal to 0.XX% of average daily net assets of the Fund.

In the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except the Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any Rule 12b-1 Plan adopted by the Fund, and other extraordinary expenses of the Fund.

Sub-Adviser

Pursuant to an investment sub-advisory agreement with the Adviser, __________________ (the “Sub-Adviser”) serves as the sub-adviser to the Fund and shall make investment decisions, and buy and sell securities for the Fund. For its services to the Fund, the Sub-Adviser is compensated by the Adviser. The Sub-Adviser has been a registered investment adviser since ___. As of ________, 2015, the Sub-Adviser managed approximately $__________ in assets. The Sub- Adviser’s principal business address is __________________.

Portfolio Managers

The Fund is managed by the portfolio managers listed below.

Portfolio Manager	Experience Over the Past Five Years

_______________

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund is available in the SAI.

HOW TO BUY AND SELL SHARES

The Fund is an exchange-traded fund (commonly referred to as an ETF). Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying shares on the Exchange. Although shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller “odd lots,” at no per-share price differential. When buying or selling shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the net asset value of the shares because shares are bought and sold at market prices rather than at net asset value, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.

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For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment.

BOOK ENTRY

Shares are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of the Fund’s Shares by the Fund’s shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that, unlike traditional mutual funds, the Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs (and the Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also imposes transaction fees on purchases and redemptions of Creation Units that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of Creation Units. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Fund’s Shares. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

• The Fund makes distributions;

• You sell your Shares listed on the Exchange; and

• You purchase or redeem Creation Units.

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare

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and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements

Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Fund Shares, the Fund’s Share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.

For federal income tax purposes, Fund distributions of short term capital gains are taxable to you as ordinary income. Fund distributions of long term capital gains are taxable to you as long term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long term capital gain rates provided certain holding period requirements are met.

If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long term capital gain or loss if the Shares have been held for more than one year and as short term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long term capital gain or loss if the Shares have been held for more than one year and as a short term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long term capital gains, if any, and, with respect to taxable years of the Fund that begin before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

PRICING FUND SHARES

The trading price of the Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NAV for the Fund is determined once daily as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available, including restricted securities, are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, or an unscheduled early market close. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day, or for significant events that occur between the close of the principal exchange for a security and the NYSE. The Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the PERA Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the PERA Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund. Use of a rate different from the rate used by the PERA Index may adversely affect the Fund’s ability to track the PERA Index.

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OTHER SERVICE PROVIDERS

____ Distributors, Inc. (the “Distributor”), located at ________________________________, serves as the Fund’s distributor.

State Street Bank and Trust Company, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as the Fund’s administrator, custodian and transfer agent.

Counsel and Independent Registered Public Accounting Firm

Marino Partners LLP, 15 Fisher Lane, Suite 200, White Plains, NY 10602, serves as legal counsel to the Trust.

___, LLP, serves as independent registered public accounting firm of the Trust. BBD, LLP audits the Fund’s financial statements and performs other related audit services.]

INDEX PROVIDER

The PERA Index was created by, and is sponsored by, the Adviser. The Fund is entitled to use the PERA Index pursuant to a licensing agreement with the Adviser free of charge. The PERA Index is maintained by Indxx, LLC, an unaffiliated third-party entity, which also acts as the calculation agent for the PERA Index (the “Index Calculation Agent”). The Index Calculation Agent has day-to-day responsibility for calculating the intra-day value of the PERA Index every 15 seconds, widely disseminating the PERA Index intra-day values every 15 seconds, calculating the IIV of the baskets every 15 seconds, tracking corporate actions resulting in adjustments to the PERA Index and the daily calculation and dissemination of the value of the PERA Index. The value of the PERA Index will be disseminated under the following ticker: ______________________.

DISCLAIMERS

NMMacroSM is a service mark of the Adviser. The Adviser does not guarantee the accuracy and/or the completeness of the PERA Index or any data included therein, and shall not have any liability for any errors, omissions or interruptions therein. The Adviser does not make any warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the PERA Index or any data included therein. The Adviser does not make any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the PERA Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the PERA Index, even if notified of the possibility of such damages.

The Fund is not sponsored, promoted, sold or supported in any other manner by Indxx, LLC.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange-traded funds, the market price of the Fund’s shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

The Fund has not yet commenced operations and, therefore, does not have information about the differences between the Fund’s daily market price on the Exchange and its NAV.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-l under the 1940 Act (the “Rule 12b-1 Plan”). In accordance with the Rule 12b-l Plan, the Fund is authorized to pay an amount up to

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0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Rule 12b-1 Plan.

No 12b-l fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event 12b-l fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

FINANCIAL HIGHLIGHTS

No financial information is presented for the Fund because it had not commenced operations prior to the date of this Prospectus.

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ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. The SAI and the annual and semi-annual reports to shareholders, each of which have been or will be filed with the SEC, provide more information about the Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year. The SAI and the financial statements included in the Trust’s annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to ____ Distributors, Inc. (the “Distributor”), ______________________________, by visiting the Fund’s website at http://www.owlshares.com or by calling the following number:

INVESTOR INFORMATION: 1-[800] - [____]

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC’s Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC’s website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholder inquiries may be directed to the Funds by writing to the Distributor, at _______________________________, or by calling the Investor Information number listed above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of the Fund’s Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Fund. Neither the delivery of this Prospectus nor any sale of Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.

Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s Investment Company Act file number is 811-[          ]

SUBJECT TO COMPLETION. THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 21, 2015

OWLshares Trust

Statement of Additional Information

____________, 2015

OWLshares Trust (the “Trust”) is an open-end management investment company that currently offers shares in one separate and distinct series, representing a separate portfolio of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolio (the “Fund”):

OWLshares PERA Index Fund (NASDAQ®: PERA)

This SAI is not a prospectus and should be read only in conjunction with the Fund’s current Prospectus, dated _______________, 2015, which incorporates this SAI by reference in its entirety. Because this SAI is not itself a prospectus, no investment in Shares of the Fund should be made solely upon the information contained herein.. A copy of the Prospectus may be obtained by writing to the Distributor, at ____________________, by visiting the Fund’s website at http://www.owlshares.com or by calling the following number: 1-[800] - [        ]. You should read it carefully before investing.

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GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized in March 2015. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of one separate non-diversified series, representing a separate portfolio of investments, which is the Fund. The investment objective of the Fund is to provide investment results that correspond (before fees and expenses) to the price and yield performance of the NMMacro PERA Index (the “PERA Index”). New Millennium Macro LLC d/b/a OWLshares Advisors (the “Adviser”) serves as the investment adviser to the Fund. ___________ (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. ____ Distributors Inc. (the “Distributor”) serves as principal underwriter for the Fund.

The Fund is an exchange-traded fund (“ETF”) and issues Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the Fund’s benchmark index (“Deposit Securities”) and (2) a small cash payment referred to as the “Cash Component.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase the Shares directly from the Trust. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Fund’s Shares have been approved for listing on The NASDAQ Stock Market® (“NASDAQ®” or the “Exchange”) subject to notice of issuance. Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Creation Units are aggregations of 25,000 Shares or more. In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.

Additional information regarding creations and redemptions of Fund Shares is provided under the section entitled “Creation and Redemption of Creation Unit Aggregations” below.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the value of the underlying index (the “Underlying Index”) on which the Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable . The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell shares of the Fund in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for the Fund. The Fund, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIVs of Shares of the Fund, and the Fund, the Adviser and their affiliates do not make any warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for the Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding the current value of equity securities, the Estimated Cash, the marked to market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (v) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares.

Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of the Fund are reminded that, pursuant to Rule 153 under 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of the Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Fund’s Prospectus, the Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations relating to the composition of a Fund’s portfolio identified in the Fund’s Prospectus or this SAI apply to the Fund only at the time of investment. Accordingly, if a percentage limitation is adhered to at the time of investment, the Fund will be deemed to remain in compliance with the percentage limitation notwithstanding a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets, although the percentage limitation will continue to apply to subsequent transactions relating to the composition of a Fund’s portfolio.

Equity Securities

The Fund may invest in equity securities. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Fund is particularly sensitive to these market risks.

Depositary Receipts

The Fund may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. dollar- denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid currency risks during the settlement period for either purchases or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Fund may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

The Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Derivatives

The Fund may at times invest in certain futures, options and swap contracts. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Many derivative transactions are entered into over-the-counter (“OTC”) (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time.

Futures

The Fund may enter into futures contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The Fund may effect futures transactions through futures commission merchants that are affiliated with the Adviser or the Fund in accordance with procedures adopted by the Board.

When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Swaps

The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk.

Foreign Securities Risk

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging or frontier markets countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The procedures and rules governing foreign transactions and custody (i.e., holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Sector Risk

To the extent the Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Medium Capitalization Company Risk

The Fund may invest in securities of medium capitalization companies (i.e., those with a U.S. Dollar equivalent market capitalization of between $2 billion and $10 billion). To the extent that the Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of medium capitalization companies. Increased volatility may result from increased cash flows to the Fund and other funds in the market that continuously or systematically buy large holdings of medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of the Fund’s benchmark index, the Fund cannot predict when and how these changes will impact the market price or NAV of the Fund.

Cash and Short-Term Investments

The Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent the Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

The Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. The Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, the Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.”) Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds, offshore funds and ETFs, may be acquired by the Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. In the alternative, the Fund may purchase shares of another investment company so long as after the purchase not more than 3% of the outstanding stock of the investment company is owned by the Fund and all of its affiliates. Certain exceptions to these limitations may apply, and the Fund may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, the Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund would bear in connection with its own operations.

Loans of Portfolio Securities

The Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. The Fund will receive any interest or dividends paid on the loaned securities and the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. There is a risk that the Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

The Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

SPECIAL CONSIDERATIONS

Name Policies

The Fund has adopted a non-fundamental investment policy obligating it to commit, under normal market circumstances, at least 80% of its assets to equity securities included in the PERA Index. For purposes of this policy, “assets” include the Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

Tracking and Correlation

The Fund expects that its daily returns will approximate the daily returns of the Underlying Index. Several factors may affect its ability to achieve this correlation, however. Among these factors are: (1) the Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by the Fund; (2) the Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) the Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) the Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of the Underlying Index; and (11) the Fund’s use of a “representative sampling” strategy rather than full replication of the Underlying Index. While close tracking of the Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of the Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

The Fund is a “non-diversified” series of the Trust. The Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which imposes diversification requirements on the Fund that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. A relatively high percentage of a “non-diversified” Fund’s assets may be invested in the securities of a limited number of issuers. That Fund’s portfolio securities may therefore be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation. The Fund may not:

(1) Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or Interpretations thereunder that may be adopted, granted or issued by the SEC.

(2) Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3) Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(5) Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by commodities.

(6) Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7) Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that the Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

TRUSTEES AND OFFICERS. Following are the Trustees and executive officers of the Trust, their ages and addresses, their present positions with the Trust, and their principal occupations during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”) and those Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”), are identified in the table. The address of each Trustee and executive officer of the Trust, unless otherwise indicated, is 312 Arizona Avenue, Santa Monica, CA 90401.

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
______________ (__)	Trustee	Since Inception		One	____
______________ (__)	Trustee	Since Inception		One	____
______________ (__)	Trustee	Since Inception		One	____

INTERESTED TRUSTEE*
Andrew Smith (__)	Trustee, President, Chief Compliance Officer and Secretary	Since Inception		One	None
Benjamin Webster (__)	Trustee, Treasurer	Since Inception		One	None
* Each of Mr. Smith and Mr. Webster is an Interested Trustee because he is an employee of the Adviser.
OTHER EXECUTIVE OFFICERS
________________ (__)	________	Since Inception	____________________________ ________________________________	N/A	N/A
________________ (__)	________	Since Inception	_____________________________ ______________________________	N/A	N/A

Board Structure. The Trust’s Board includes three Independent Trustees and two Interested Trustees, Mr. Smith, who is Chairman of the Board, and Mr. Webster. The Board has not appointed an Independent Trustee to serve as lead Independent Trustee because, among other things, the Board’s current small size and the small number of funds in the Trust permit Trust management to communicate with each Independent Trustee as and when needed, and permit each Independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. The Board may consider appointing an independent Chairman or a lead Independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from the Adviser, Sub-Adviser, Trust management, the Fund’s administrator, transfer agent and distributor, and the Trust’s Chief Compliance Officer (the “CCO”), on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings. The Board has established a committee structure that includes an

Audit Committee and Nominating Committee (discussed in more detail below). Each Committee is comprised entirely of Independent Trustees.

Qualification of Trustees. The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

_____________	Mr. ________ has experience in _____________________________________.
_____________	Mr. ________ has experience in _____________________________________.
_____________	Mr. ________ has experience in _____________________________________.
_____________	Mr. ________ has experience in _____________________________________.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Board has established the following standing committees:

Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements and interacts with the Fund’s independent auditors on behalf of the Board. The Audit Committee also serves in the role of the Trust’s qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met [once] during the past fiscal year.

Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints Independent Trustees to fill vacancies on the Board and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee met [once] during the past fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Beneficial Ownership of Shares of the Fund. Because the Fund is newly organized, none of the Trustees own Shares of the Fund as of the date of this SAI.

Ownership In Fund Affiliates. As of the date of this SAI, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, Sub-Adviser, the Fund’s principal underwriter or any affiliate of the Adviser, the Sub-Adviser or the principal underwriter.

Compensation. Officers of the Trust and the Trustees who are interested persons of the Trust or the Adviser receive no salary from the Trust. Each Independent Trustee receives $_,000 per year plus $_,000 per series of the Trust. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings. The Trust is only recently formed and is in its first year of operation. For this first fiscal year, to date, the Trustees have received the following compensation:

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees
Independent Trustees
____________	None	None	None	None
____________	None	None	None	None
____________	None	None	None	None

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees
Interested Trustee
Andrew Smith	None	None	None	None
Benjamin Webster	None	None	None	None

CODES OF ETHICS. The Trust, the Adviser, the Sub-Adviser and the Fund’s principal underwriter have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act, that is designed to prevent personnel of the Trust, the Adviser, the Sub-Adviser and the Fund’s principal underwriter subject to the codes from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the codes). The codes of ethics permit personnel of the Trust, the Adviser, the Sub-Adviser and the principal underwriter subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions and pre-approval requirements. In addition, the codes of ethics of the Trust, the Adviser, the Sub-Adviser and the principal underwriter require that access persons of such entities report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

Anti-Money Laundering Program. The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

PROXY VOTING POLICIES. The Trust has adopted a proxy voting and disclosure policy that delegates to the Fund’s Proxy Voting Manager the authority to vote proxies for the Fund, subject to oversight of the Board. The Adviser serves as the Proxy Voting Manager for the Fund. Copies of the Trust’s Proxy Voting Policies and Procedures and the Proxy Voting Manager’s Policies and Procedures are included as Appendix A and Appendix B, respectively, to this SAI.

No later than August 31 of each year, the Trust files Form N-PX with the SEC. Form N-PX states how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. The Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at (800) ___-____. This information is also available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Fund had no Shares outstanding.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of the Fund”.

Investment Adviser

The Fund’s investment adviser is New Millennium Macro LLC d/b/a OWLshares Advisors located at 312 Arizona Avenue, Santa Monica, CA 90401. The Adviser is a Nevada limited liability company, formed in February 2010. The Adviser is controlled by two principals: Andrew Smith and Benjamin Webster. Each of Mr. Smith and Mr. Webster is an owner and together they serve as two of the three members of the Board of Managers of the Adviser. The Adviser has served as the investment adviser of the Fund since the inception of the Fund’s operations pursuant to an investment advisory agreement with the Trust on behalf of the Fund. The Adviser also is expected to serve as investment adviser to the other series of the Trust.

Advisory Agreement. The Adviser provides its services to the Fund pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Advisory Agreement continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities. The Advisory Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages the investment of the Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund. Pursuant to the Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

Adviser Compensation. The Adviser receives a monthly fee at the annual rate of ______________ of the Fund’s average daily net assets. The Adviser has not been paid any fees as of the date of this SAI.

Costs and Expenses

In the Advisory Agreement, the Adviser has agreed to pay all ordinary operating expenses of each series of the Trust. The Adviser pays all expenses of each series, except for the fee payment under the investment advisory agreements between the Adviser and the Trust, payments under each series’ Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Sub-Adviser

________________ (the “Sub-Adviser”), __________________[insert address], serves as the investment sub-adviser to the Fund pursuant to an Investment Sub- Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub- Advisory Agreement”). The Sub-Adviser is responsible for placing purchase and sale orders and shall make investment decisions for the Fund, subject to supervision by the Adviser. For its services, the Sub-Adviser is compensated by the Adviser. The sub-advisory fees paid to the Sub-Adviser for the last three fiscal years have been omitted because the Funds have not commenced investment operations as of the date of this SAI.

Portfolio Managers. The Sub-Adviser manages the Fund using a team of investment professionals. The professionals primarily responsible for the day-to-day portfolio management of each Fund are:

___________________

___________________

The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts.

Other Accounts Managed as of ________________, 2015*

Sub-Adviser Portfolio Manager	Registered Investment Company Accounts	Assets Managed (millions)	Pooled Investment Vehicle Accounts	Assets Managed (millions)	Other Accounts	Assets Managed (millions)	Total Assets Managed (millions)

* There are not performance fees associated with these portfolios.

Ownership of Fund Shares. The portfolio managers did not own any Shares of the Fund as of the date of this SAI because the Fund had not yet commenced operations.

Other Accounts. Each portfolio manager is not currently responsible for the day-to-day management of any other accounts, other than the Fund.

Material Conflicts of Interest. Because each portfolio manager may at times manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Fund. However, the portfolios managed by each portfolio manager may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. Each portfolio manager may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. Each portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, each portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios may have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. In addition, current trading practices would not allow the Sub-Adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received.

Compensation. Each portfolio manager is not compensated directly by the Fund, but rather by the Sub-Adviser. [Further description to be inserted.].

OTHER SERVICE PROVIDERS

The Administrator, Custodian, Transfer Agent and Securities Lending Agent. State Street, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Administrator for the Trust pursuant to an administration agreement (“Administration Agreement”). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of the Fund.

Pursuant to the Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws; provided, however, such indemnity of the Administrator shall not apply in the case of the Administrator’s gross negligence or willful misconduct in the performance of its duties. Under the Custodian Agreement and Transfer Agency Agreement, as described below, the Trust has also provided indemnities to State Street for certain liabilities.

State Street also serves as Custodian for the Fund pursuant to a custodian agreement (“Custodian Agreement”). As Custodian, State Street holds the Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

State Street also serves as Transfer Agent of the Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”).

Compensation. As compensation for its services under the Administration Agreement, the Custodian Agreement and Transfer Agency Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets of the Trust as follows:

For its services as Administrator, State Street is paid an annual fee based on the net assets of the Fund and the additional funds that will be established under the Trust in the future (such funds, together with the Fund, the “Funds”). This fee is paid by the Adviser out of the management fee paid by each Fund to the Adviser. As the Funds have not yet commenced operation, no Fund has paid State Street fees for its services as Administrator as of the date of this SAI.

For its services as Custodian and fund accountant, State Street is paid an annual fee based on the net assets of the Fund. It also receives an annual fee for ETF basket creation services. These fees are paid by the Adviser out of the management fee paid by each Fund to the Adviser. As the Funds have not yet commenced operation, no Fund has paid State Street fees for its services as Custodian or fund accountant as of the date of this SAI.

The Distributor. ____ Distributors, Inc. (“____” or the “Distributor”) is the principal underwriter and Distributor of the Fund’s Creation Units. Its principal address is ____________________. Investor information can be obtained by calling 1-___________. The Distributor does not maintain a secondary market in the Fund’s Shares. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Creation Units of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “Purchase and Redemption of Creation Units.” Shares in numbers less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to Authorized Participants (as defined below) purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Adviser or Distributor (upon direction from the Fund), or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to a Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days’ written notice to the other party. Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days’ notice to the other party thereto.

The allocation among the Fund of fees and expenses payable under the Distribution Agreement and the Investor Services Agreements will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Indirect Participants (as defined in the “Book Entry Only System” section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

Independent Registered Public Accounting Firm. The Board has selected the firm of [BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103], to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund and prepare the Fund’s federal, state and excise tax returns. Such firm will audit the financial statements of the Fund at least once each year. A copy of the most recent annual report containing the audit report will accompany this SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel. Marino Partners LLP, 15 Fisher Lane, White Plains, NY 10603, serves as legal counsel to the Trust.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Redemption of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the FINRA. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which the Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to .25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Fund.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Fund and holders of Shares of the Fund. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Sub-Adviser has general responsibility for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Fund and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The Sub-Adviser effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and the Sub-Adviser does not currently participate in soft dollar transactions with respect to the Fund.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund.

Proxy Voting Policy

The Board has delegated to the Adviser the responsibility to vote proxies with respect to the portfolio securities held by the Fund. The Adviser has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how the Adviser voted proxies on behalf of the Fund relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, through the Fund’s website at www.emergingglobaladvisors.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for the Trust are included as Appendix A to this SAI. Proxy voting policies for the Adviser are included as Appendix B to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser, Sub-Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities, and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser, the Sub-Adviser or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

The Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of the Fund may be held from time to time to consider certain matters, including changes to the Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of the Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of the Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by the Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares. The Shares of the Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASE AND REDEMPTION OF CREATION UNITS

Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for securities included in the relevant Index or in cash for the value of such securities. The value of each Fund is determined once each business day, as described under “Determination of Net Asset Value.” Creation Unit sizes are set forth in the table below:

ETF	Creation Unit Size
OWLshares PERA Index Fund	25,000

Purchase (Creation)

The Trust issues and sells Shares of each Fund only: in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per Share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the Exchange is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities instruments (“Deposit Instruments”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities instruments included in the relevant Fund’s benchmark Index and a cash amount (“Cash Amount”), computed as described below or (ii) the deposit of an amount of cash constituting the cash value of the Deposit Instruments (“Deposit Cash”) and the Cash Amount, computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Instruments that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Instruments and the related Cash Amount, or the Deposit Cash and the related Cash Amount, as applicable, constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Amount is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the aggregate market value of the Deposit Instruments or Deposit Cash, as applicable. If the Cash Amount is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Instruments or Deposit Cash, as applicable), the Cash Amount shall be such positive amount. If the Cash Amount is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Instruments or Deposit Cash, as applicable), the Cash Amount shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Amount. The Cash Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Instruments or Deposit Cash, as applicable. Computation of the Cash Amount excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Instruments, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required amount of the instruments comprising the Deposit Instruments or the required amount of Deposit Cash, as applicable, as well as the estimated amount of the Cash Amount to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Instruments or the required amount of Deposit Cash, as applicable, is made available.

The identity and required amount of each instrument comprising the Deposit Instruments or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Adviser with a view to the investment objective of the Fund. The composition of the Deposit Instruments may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Index.

As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Instrument which shall be added to the Deposit Instruments, including, without limitation, in situations where such

Deposit Instrument: (i) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (ii) in the case of foreign Funds holding non-US Deposit Instruments, where such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers , or other similar circumstances; (iii) may not be available in sufficient quantity for delivery; (iv) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; or (v) a holder of Shares of a foreign Fund holding non-US instruments would be subject to unfavorable income tax treatment if the holder receives redemption proceeds “in-kind” (collectively, “non-standard orders”). The Trust also reserves the right to include or remove Deposit Instruments from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Sub-Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor, as facilitated via the Transfer Agent, to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Authorized Participant, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Deposit Instruments together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including non-standard orders, must be placed for one or more whole Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant via the Transfer Agent’s electronic order entry system, telephone or other transmission method acceptable to the Distributor and the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent for (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Instruments, the Custodian shall cause the sub-custodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Instruments. Foreign Deposit Instruments must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Instruments or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Deposit Instruments must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Amount and the Deposit Instruments or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Instruments or payment of Deposit Cash, as applicable, and the payment of the Cash Amount have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Instruments (or the cash value thereof) and Cash Amount have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Sub-Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Instruments for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Deposit Instruments, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Instruments (the “Additional Cash Deposit”), which shall be maintained in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Instruments. The Trust may use such Additional Cash Deposit to buy the missing Deposit Instruments at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Instruments, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Instruments or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80 percent or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Instruments would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Instruments and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Redemption.

Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN WHOLE CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio instruments that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Instruments”). In certain circumstances, Redemption Instruments received on redemption may not be identical to Deposit Instruments.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Redemption Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Instruments (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Redemption Instruments have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more redemption Instruments.

Procedures for Redemption of Creation Units. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Redemption Instruments and the Cash Redemption Amount to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of a Fund, the calculation of the value of the Redemption Instruments and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value,” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the value of the Redemption Instruments and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

With respect to in kind redemptions of a Fund, in connection with taking delivery of shares of Redemption Instruments upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Redemption Instruments are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Redemption Instruments will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holidays Schedules” identifies any instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If the Authorized Participant has not made appropriate arrangements to take delivery of the Redemption Instruments in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the Authorized Participant will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Redemption Instruments). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Redemption Instruments but does not differ in net asset value.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of Shares for Redemption Instruments will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Redemption Instruments upon redemptions or could not do so without first registering the Redemption Instruments under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Redemption Instruments applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Redemption Instruments that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Redemption Instruments.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Acceptance of Orders for Certain International Funds. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, certain Funds may require orders to be placed up to one or more business days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Shares of such Funds that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed may not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the applicable order form.

Creation and Redemption Transaction Fees. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. A Fund may adjust the transaction fee from time to time. An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Redemption Instruments from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

Fund	Transaction Fee[1,2]	Maximum Transaction Fee[1,2]
OWLshares PERA Index Fund	$X,000	$XX,000

1 From time to time, any Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside the clearing process.

2 In addition to the transaction fees listed above, the Funds may charge an additional variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Adviser’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by a Fund with respect to that transaction.

Local Market Holiday Schedules

The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus three business days (i.e., days on which the NYSE is open) in the relevant foreign market of the Fund. The ability of the Trust to effect in- kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. Such periods are listed in the table below, as are instances where more than seven days will be needed to deliver redemption proceeds. Since certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year may exceed the maximum number of days listed in the table below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

The Fund will not trade in non-U.S. markets and accordingly is not affected by holiday closings of such markets. Dates in which the regular holidays in non-U.S. markets may impact Fund settlement will be provided in an update to this SAI when such dates are relevant to one or more Funds. This list will be based on information available to the Funds. The list may not be accurate or complete and will be subject to change.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long- term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement  the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement  the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

(iii) Asset Diversification Test  the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors –Capital Gain Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short- term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified Dividend Income for Individuals” and “Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed income securities, U.S. real estate investment trusts (“REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e. a fund at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse),$125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares

Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxes on Purchase and Redemption of Creation Units.

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•     provide your correct social security or taxpayer identification number,

•     certify that this number is correct,

•     certify that you are not subject to backup withholding, and

•     certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends. In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short- term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-Related Dividends. With respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest; (2) short-term original discount; (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or is contingent interest; and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors. It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property. The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•	The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations.
•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund Shares at any time during the one-year period ending on the date of the distribution.
•	If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.
•	In addition, even if you do not own more than 5% of a class of Fund Shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Fund before January 1, 2014 (unless such provision is extended or made permanent). After such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund Shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax. Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Fund’s custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open. In computing the Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. The Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under the Internal Revenue Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

DISCLAIMERS

NMMacroSM is a service mark of the Adviser. The Adviser does not guarantee the accuracy and/or the completeness of the PERA Index or any data included therein, and shall not have any liability for any errors, omissions or interruptions therein. The Adviser does not make any warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the PERA Index or any data included therein. The Adviser does not make any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the PERA Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the PERA Index, even if notified of the possibility of such damages.

The Fund is not sponsored, promoted, sold or supported in any other manner by Indxx, LLC.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not commenced operations. Accordingly, no financial statements are provided for the Fund.

APPENDIX A

OWLshares Trust Proxy Voting Policy and Procedures

[To be included by amendment.]

 A-1

APPENDIX B

OWLshares Advisors Proxy Voting Policy and Procedures

With Respect to OWLshares Trust

[To be included by amendment.]

 B-1

PART C

OTHER INFORMATION

OWLshares Trust

Item 28. Exhibits

(a)	(1) Certificate of Trust of OWLshares Trust (“Registrant”), to be filed by amendment
(2) Declaration of Trust of Registrant, to be filed by amendment
(b)	Bylaws of Registrant, to be filed by amendment
(c)	Not Applicable
(d)	(1) Investment Advisory Agreement between Registrant, on behalf of OWLshares PERA Index Fund (the “Fund”), and New Millennium Macro, LLC d/b/a OWLshares Advisors (the “Adviser”), to be filed by amendment
(2) Sub-Advisory Agreement among Registrant, on behalf of the Fund, the Adviser and _________ (the “Sub-Adviser”), to be filed by amendment
(e)	Distribution Agreement between Registrant and ____ Distributors, Inc., to be filed by amendment
(f)	Not Applicable
(g)	Custodian Agreement between Registrant and State Street Bank and Trust Company, to be filed by amendment
(h)	(1) Administration Agreement between Registrant and State Street Bank and Trust Company, to be filed by amendment
(2) Transfer Agency and Service Agreement dated [ ] by and between Registrant and State Street Bank and Trust Company, to be filed by amendment.
(3) Securities Lending Authorization Agreement dated [ ] by and between the Registrant and State Street Bank and Trust Company, to be filed by amendment
(4) Form of Authorized Participant Agreement between ____ Distributors, Inc., State Street Bank and Trust Company and Authorized Participants, to be filed by amendment
(i)	Legal Opinion and consent of Marino Partners LLP, to be filed by amendment
(j)	Not applicable
(k)	Not applicable
(l)	Form of Initial Share Purchase Agreement, to be filed by amendment
(m)	Rule 12b-1 Plan, to be filed by amendment
(n)	Not applicable
(o)	Reserved
(p)	(1) Code of Ethics of Registrant, to be filed by amendment
(2) Code of Ethics of Adviser, to be filed by amendment
(3) Code of Ethics of Sub-Adviser, to be filed by amendment
(3) Code of Ethics of ____ Distributors, Inc., to be filed by amendment
(q)	Powers of Attorney, to be filed by amendment

Item 29. Persons Controlled By or Under Common Control with Registrant

No person is controlled by or under common control with the Registrant.

Item 30. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any Trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.

Reference is made to Article __ of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or Trustee may be to reduce the circumstances under which the officer or Trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or Trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer or employee of the Trust, including persons who serve at the request of the Trust as directors, Trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, Trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust; are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser and Sub-Adviser

 The description of the Adviser and Sub-Adviser is found under the captions “Management of the Fund - Investment Adviser” and “Management of the Fund - Investment Sub-Adviser” in the Prospectus and under the captions “Management Services - Adviser” and “Management Services – Sub-Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein.  The Adviser and Sub-Adviser may provide investment advisory services to other persons or entities other than the Registrant.

The information as to the directors and officers of the Adviser set forth in the Adviser’s Form ADV filed with the SEC (Reference No. 801-______) and amended through the date hereof, is incorporated herein by reference.

The information as to the directors and officers of the Sub-Adviser set forth in the Sub-Adviser’s Form ADV filed with the SEC (Reference No. 801-______) and amended through the date hereof, is incorporated herein by reference.

The Adviser’s Form ADV and the Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriters

(a) ____ Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: _____________________________________.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ____ Distributors, Inc., are as follows:

Name	Position with Underwriter	Positions with Registrant

(c) Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following locations:

OWLshares Advisors

312 Arizona Avenue

Santa Monica, CA 90401

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Monica and State of California on the 21st day of October, 2015.

OWLshares Trust
(Registrant)

By:	/s/ Andrew Smith
Andrew Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Andrew Smith Andrew Smith	Trustee, President (Principal Executive Officer)	October 21, 2015
/s/ Benjamin Webster Benjamin Webster	Trustee, Treasurer (Principal Financial Officer)	October 21, 2015

 C-4